Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
The following section applies the fair value hierarchy and disclosure requirements for the Company’s financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2 or 3).

Level 1
Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include highly liquid U.S. Treasuries, money market funds and exchange traded equity securities, open-ended mutual funds reported in separate account assets and exchange-traded derivative securities.

Level 2
Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most fixed maturities and preferred stocks, including those reported in separate account assets, are model priced by vendors using observable inputs and are classified within Level 2. Also included are limited partnerships and other alternative assets measured at fair value where an investment can be redeemed, or substantially redeemed, at the NAV at the measurement date or in the near-term, not to exceed 90 days.

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities, guaranteed product embedded and reinsurance derivatives and other complex derivative securities, as well as limited partnerships and other alternative investments carried at fair value that cannot be redeemed in the near-term at the NAV. Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. As of December 31, 2012, the amount of transfers from Level 1 to Level 2 was $2.5 billion, which represented previously on-the-run U.S. Treasury securities that are now off-the-run, and there were no transfers from Level 2 to Level 1. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company’s fixed maturities included in Level 3 are classified as such because these securities are primarily priced by independent brokers and/or within illiquid markets.
The following tables present assets and (liabilities) carried at fair value by hierarchy level. These disclosures provide information as to the extent to which the Company uses fair value to measure financial instruments and information about the inputs used to value those financial instruments to allow users to assess the relative reliability of the measurements. The following table presents assets and (liabilities) carried at fair value by hierarchy level.

	December 31, 2012
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS
ABS	$2,763	$—	$2,485	$278
CDOs	3,040	—	2,096	944
CMBS	6,321	—	5,462	859
Corporate	44,049	—	42,048	2,001
Foreign government/government agencies	4,136	—	4,080	56
States, municipalities and political subdivisions (“Municipal”)	14,361	—	14,134	227
RMBS	7,480	—	6,107	1,373
U.S. Treasuries	3,772	115	3,657	—
Total fixed maturities	85,922	115	80,069	5,738
Fixed maturities, FVO	1,087	8	865	214
Equity securities, trading	28,933	1,847	27,086	—
Equity securities, AFS	890	337	469	84
Derivative assets
Credit derivatives	(19)	—	(8)	(11)
Equity derivatives	32	—	—	32
Foreign exchange derivatives	104	—	104	—
Interest rate derivatives	235	—	268	(33)
U.S. GMWB hedging instruments	36	—	(53)	89
U.S. macro hedge program	186	—	—	186
International program hedging instruments	448	—	318	130
Other derivative contracts	23	—	—	23
Total derivative assets [1]	1,045	—	629	416
Short-term investments	4,581	342	4,239	—
Limited partnerships and other alternative investments [2]	907	—	593	314
Reinsurance recoverable for U.S. GMWB	191	—	—	191
Separate account assets [3]	138,509	97,988	39,938	583
Total assets accounted for at fair value on a recurring basis	$262,065	$100,637	$153,888	$7,540
Percentage of level to total	100%	38%	59%	3%
Liabilities accounted for at fair value on a recurring basis
Other policyholder funds and benefits payable
U.S guaranteed withdrawal benefits	$(1,249)	$—	$—	$(1,249)
International guaranteed withdrawal benefits	(50)	—	—	(50)
International other guaranteed living benefits	2	—	—	2
Equity linked notes	(7)	—	—	(7)
Total other policyholder funds and benefits payable	(1,304)	—	—	(1,304)
Derivative liabilities
Credit derivatives	(18)	—	(33)	15
Equity derivatives	25	—	—	25
Foreign exchange derivatives	(24)	—	(24)	—
Interest rate derivatives	(517)	—	(518)	1
U.S. GMWB hedging instruments	536	—	106	430
U.S. macro hedge program	100	—	—	100
International program hedging instruments	(279)	—	(217)	(62)
Total derivative liabilities [4]	(177)	—	(686)	509
Consumer notes [5]	(2)	—	—	(2)
Total liabilities accounted for at fair value on a recurring basis	$(1,483)	$—	$(686)	$(797)

	December 31, 2011
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS
ABS	$3,153	$—	$2,792	$361
CDOs	2,487	—	2,119	368
CMBS	6,951	—	6,363	588
Corporate	44,011	—	41,756	2,255
Foreign government/government agencies	2,161	—	2,112	49
Municipal	13,260	—	12,823	437
RMBS	5,757	—	4,694	1,063
U.S. Treasuries	4,029	750	3,279	—
Total fixed maturities	81,809	750	75,938	5,121
Fixed maturities, FVO	1,328	—	833	495
Equity securities, trading	30,499	1,967	28,532	—
Equity securities, AFS	921	352	476	93
Derivative assets
Credit derivatives	(24)	—	(11)	(13)
Equity derivatives	31	—	—	31
Foreign exchange derivatives	519	—	519	—
Interest rate derivatives	195	—	147	48
U.S. GMWB hedging instruments	494	—	11	483
U.S. macro hedge program	357	—	—	357
International program hedging instruments	731	—	692	39
Other derivative contracts	28	—	—	28
Total derivative assets [1]	2,331	—	1,358	973
Short-term investments	7,736	750	6,986	—
Reinsurance recoverable for U.S. GMWB	443	—	—	443
Separate account assets [3]	139,432	101,644	36,757	1,031
Total assets accounted for at fair value on a recurring basis	$264,499	$105,463	$150,880	$8,156
Percentage of level to total	100%	40%	57%	3%

	December 31, 2011
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities accounted for at fair value on a recurring basis
Other policyholder funds and benefits payable
U.S guaranteed withdrawal benefits	$(2,538)	$—	$—	$(2,538)
International guaranteed withdrawal benefits	(66)	—	—	(66)
International other guaranteed living benefits	(5)	—	—	(5)
Equity linked notes	(9)	—	—	(9)
Total other policyholder funds and benefits payable	(2,618)	—	—	(2,618)
Derivative liabilities
Credit derivatives	(573)	—	(25)	(548)
Equity derivatives	9	—	—	9
Foreign exchange derivatives	134	—	134	—
Interest rate derivatives	(527)	—	(421)	(106)
U.S. GMWB hedging instruments	400	—	—	400
International program hedging instruments	19	—	23	(4)
Total derivative liabilities [4]	(538)	—	(289)	(249)
Other liabilities	(9)	—	—	(9)
Consumer notes [5]	(4)	—	—	(4)
Total liabilities accounted for at fair value on a recurring basis	$(3,169)	$—	$(289)	$(2,880)

[1]
Includes over-the-counter derivative instruments in a net asset value position which may require the counterparty to pledge collateral to the Company. As of December 31, 2012 and 2011, $160 and $1.4 billion, respectively, was netted against the derivative asset value in the Consolidated Balance Sheet and is excluded from the table above. See footnote 4 below for derivative liabilities.

[2]	Represents hedge funds where investment company accounting has been applied to a wholly-owned fund of funds measured at fair value.

[3]	Approximately $3.1 billion and $4.0 billion of investment sales receivable that are not subject to fair value accounting are excluded as of December 31, 2012 and 2011, respectively.

[4]
Includes over-the-counter derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll-forward table included below in this Note 5, the derivative asset and liability are referred to as “freestanding derivatives” and are presented on a net basis.

[5]	Represents embedded derivatives associated with non-funding agreement-backed consumer equity linked notes.
Determination of Fair Values
The valuation methodologies used to determine the fair values of assets and liabilities under the “exit price” notion, reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent a reasonable estimate of fair value. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.
The fair value process is monitored by the Valuation Committee, which is a cross-functional group of senior management within the Company that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Accounting, and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments, as well as addressing fair valuation issues and approving changes to valuation methodologies and pricing sources. There is also a Fair Value Working Group (“Working Group”) which includes the Heads of Investment Operations and Accounting, as well as other investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes described in more detail in the following paragraphs.
AFS Securities, Fixed Maturities, FVO, Equity Securities, Trading, and Short-term Investments
The fair value of AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments in an active and orderly market (e.g. not distressed or forced liquidation) are determined by management after considering one of three primary sources of information: third-party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a “waterfall” approach whereby publicly available prices are first sought from third-party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Typical inputs used by these pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flows, prepayments speeds and default rates. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third-party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third-party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of ABS and RMBS are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.
Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.
A pricing matrix is used to price private placement securities for which the Company is unable to obtain a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer’s financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities.
The Working Group performs ongoing analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. As a part of this analysis, the Company considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee. The Company’s internal pricing model utilizes the Company’s best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.
The Company conducts other specific activities to monitor controls around pricing. Daily analyses identify price changes over 3-5%, sale trade prices that differ over 3% from the prior day’s price and purchase trade prices that differ more than 3% from the current day’s price. Weekly analyses identify prices that differ more than 5% from published bond prices of a corporate bond index. Monthly analyses identify price changes over 3%, prices that haven’t changed, missing prices and second source validation on most sectors. Analyses are conducted by a dedicated pricing unit who follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differ from what the Company feels a market participant would use. Any changes from the identified pricing source are verified by further confirmation of assumptions used. Examples of other procedures performed include, but are not limited to, initial and on-going review of third-party pricing services’ methodologies, review of pricing statistics and trends and back testing recent trades.
The Company has analyzed the third-party pricing services’ valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers’ prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.
Derivative Instruments, including embedded derivatives within investments
Derivative instruments are fair valued using pricing valuation models that utilize independent market data inputs, quoted market prices for exchange-traded derivatives, or independent broker quotations. Excluding embedded and reinsurance related derivatives, as of December 31, 2012 and 2011, 97% and 98%, respectively, of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations. The derivatives are valued using mid-market level inputs that are predominantly observable in the market with the exception of the customized swap contracts that hedge guaranteed minimum withdrawal benefits (“GMWB”) liabilities. Inputs used to value derivatives include, but are not limited to, swap interest rates, foreign currency forward and spot rates, credit spreads and correlations, interest and equity volatility and equity index levels. For further discussion, see the Derivative Instruments, including embedded derivatives within the investments section in Note 6 of the Notes to Consolidated Financial Statements.
The Company performs various controls on derivative valuations which include both quantitative and qualitative analysis. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives, as well as for all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval. There is a monthly control to review changes in pricing sources to ensure that new models are not moved to production until formally approved.
The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.
Limited partnerships and other alternative investments
Limited partnerships and other alternative investments include hedge funds where investment company accounting has been applied to a wholly-owned fund of funds measured at fair value. These funds are fair valued using the net asset value per share or equivalent (“NAV”), as a practical expedient, calculated on a monthly basis and is the amount at which a unit or shareholder may redeem their investment, if redemption is allowed. Certain impediments to redemption include, but are not limited to the following: 1) redemption notice may be required and the notice period may be as long as 90 days, 2) redemption may be restricted (e.g. only be allowed on a quarter-end), 3) a holding period referred to as a lock-up may be imposed whereby an investor must hold their investment for a specified period of time before they can make a notice for redemption, 4) gating provisions may limit all redemptions in a given period to a percentage of the entities' equity interests, or may only allow an investor to redeem a portion of their investment at one time and 5) early redemption penalties may be imposed that are expressed as a percentage of the amount redeemed. The Company will assess impediments to redemption and current market conditions that will restrict the redemption at the end of the notice period. Any funds that are subject to significant liquidity restrictions are reported in Level 3; all others will be classified as Level 2.
Valuation Techniques and Inputs for Investments
Generally, the Company determines the estimated fair value of its AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. Certain limited partnerships and other alternative investments are measured at fair value using a NAV as a practical expedient. For Level 1 investments, which are comprised of on-the-run U.S. Treasuries, exchange-traded equity securities, short-term investments, and exchange traded futures, option and swap contracts, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.
For most of the Company’s debt securities, the following inputs are typically used in the Company’s pricing methods: reported trades, benchmark yields, bids and/or estimated cash flows. For securities except U.S. Treasuries, inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.
A description of additional inputs used in the Company’s Level 2 and Level 3 measurements is listed below:

Level 2
The fair values of most of the Company’s Level 2 investments are determined by management after considering prices received from third party pricing services. These investments include most fixed maturities and preferred stocks, including those reported in separate account assets, as well as certain limited partnerships and other alternative investments.

•
ABS, CDOs, CMBS and RMBS — Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, credit default swap indices and, for ABS and RMBS, estimated prepayment rates.

•	Corporates, including investment grade private placements — Primary inputs also include observations of credit default swap curves related to the issuer.

•	Foreign government/government agencies - Primary inputs also include observations of credit default swap curves related to the issuer and political events in emerging markets.

•	Municipals — Primary inputs also include Municipal Securities Rulemaking Board reported trades and material event notices, and issuer financial statements.

•	Short-term investments — Primary inputs also include material event notices and new issue money market rates.

•	Equity securities, trading — Consist of investments in mutual funds. Primary inputs include net asset values obtained from third party pricing services.

•	Credit derivatives — Significant inputs primarily include the swap yield curve and credit curves.

•	Foreign exchange derivatives — Significant inputs primarily include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

•	Interest rate derivatives — Significant input is primarily the swap yield curve.

•	Limited partnerships and other alternative investments — Primary inputs include a NAV for investment companies with no redemption restrictions as reported on their U.S. GAAP financial statements.

Level 3
Most of the Company's securities classified as Level 3 include less liquid securities such as lower quality ABS, CMBS, commercial real estate ("CRE") CDOs and RMBS primarily backed by below-prime loans. Securities included in level 3 are primarily valued based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third party pricing services, including municipal securities, foreign government/government agencies, bank loans and below investment grade private placement securities. Primary inputs for these long-dated securities are consistent with the typical inputs used in Level 1 and Level 2 measurements noted above, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Level 3 investments also include certain limited partnerships and other alternative investments measured at fair value where the Company does not have the ability to redeem the investment in the near-term at the NAV. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include the following:

•	Credit derivatives — Significant unobservable inputs may include credit correlation and swap yield curve and credit curve extrapolation beyond observable limits.

•	Equity derivatives — Significant unobservable inputs may include equity volatility.

•	Interest rate contracts — Significant unobservable inputs may include swap yield curve extrapolation beyond observable limits and interest rate volatility.
Significant Unobservable Inputs for Level 3 Assets Measured at Fair Values
The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value.

	As of December 31, 2012
Securities				Unobservable Inputs
Assets accounted for at fair value on a recurring basis	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum	Maximum	Weighted Average [1]	Impact of Increase in Input on Fair Value [2]
CMBS	$859	Discounted cash flows	Spread (encompasses prepayment, default risk and loss severity)	320 bps	3,615 bps	1,031 bps	Decrease
Corporate [3]	1,371	Discounted cash flows	Spread	106 bps	900 bps	328 bps	Decrease
Municipal	227	Discounted cash flows	Spread	227 bps	344 bps	258 bps	Decrease
RMBS	1,373	Discounted cash flows	Spread	54 bps	1,689 bps	367 bps	Decrease
			Constant prepayment rate	—%	12.0%	2.0%	Decrease [4]
			Constant default rate	1.0%	24.0%	8.0%	Decrease
			Loss severity	—%	100.0%	80.0%	Decrease

[1]	The weighted average is determined based on the fair value of the securities.

[2]	Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.

[3]	Level 3 corporate securities excludes those for which the Company bases fair value on broker quotations as discussed below.

[4]	Decrease for above market rate coupons and increase for below market rate coupons.

	As of December 31, 2012
Freestanding Derivatives				Unobservable Inputs
	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [1]
Equity derivatives
Equity options	$57	Option model	Equity volatility	13%	24%	Increase
Interest rate derivative
Interest rate swaps	(55)	Discounted cash flows	Swap curve beyond 30 years	2.8%	2.8%	Increase
Long interest rate swaptions	23	Option model	Interest rate volatility	—%	1%	Increase
U.S. GMWB hedging instruments
Equity options	281	Option model	Equity volatility	10%	31%	Increase
Customized swaps	238	Discounted cash flows	Equity volatility	10%	50%	Increase
U.S. macro hedge program
Equity options	286	Option model	Equity volatility	24%	43%	Increase
International program hedging
Equity options	26	Option model	Equity volatility	19%	27%	Increase
Long interest rate swaptions	42	Option model	Interest rate volatility	—%	1%	Increase

[1]
 Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

Securities and derivatives for which the Company bases fair value on broker quotations predominately include ABS, CDOs, corporate, fixed maturities, FVO and certain credit derivatives. Due to the lack of transparency in the process brokers use to develop prices for these investments, the Company does not have access to the significant unobservable inputs brokers use to price these securities and derivatives. The Company believes however, the types of inputs brokers may use would likely be similar to those used to price securities and derivatives for which inputs are available to the Company, and therefore may include, but not be limited to, loss severity rates, constant prepayment rates, constant default rates and credit spreads. Therefore, similar to non broker priced securities and derivatives, generally, increases in these inputs would cause fair values to decrease. For the year ended December 31, 2012, no significant adjustments were made by the Company to broker prices received.
Excluded from the tables above are limited partnerships and other alternative investments which total $314 of level 3 assets measured at fair value. The predominant valuation method uses a NAV calculated on a monthly basis and represents funds where the Company does not have the ability to redeem the investment in the near-term at that NAV, including an assessment of the investee's liquidity.
Product Derivatives
The Company formerly offered certain variable annuity products with GMWB riders in the U.S., U.K. and Japan. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. Certain contract provisions can increase the GRB at contractholder election or after the passage of time. The GMWB represents an embedded derivative in the variable annuity contract. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative is carried at fair value, with changes in fair value reported in net realized capital gains and losses. The Company’s GMWB liability is reported in other policyholder funds and benefits payable in the Consolidated Balance Sheets. The notional value of the embedded derivative is the GRB.
In valuing the embedded derivative, the Company attributes to the derivative a portion of the expected fees to be collected over the expected life of the contract from the contract holder equal to the present value of future GMWB claims (the “Attributed Fees”). The excess of fees collected from the contract holder in the current period over the current period’s Attributed Fees are associated with the host variable annuity contract and reported in fee income.
U.S. GMWB Reinsurance Derivative
The Company has reinsurance arrangements in place to transfer a portion of its risk of loss due to GMWB. These arrangements are recognized as derivatives and carried at fair value in reinsurance recoverables. Changes in the fair value of the reinsurance agreements are reported in net realized capital gains and losses.
The fair value of the U.S. GMWB reinsurance derivative is calculated as an aggregation of the components described in the Living Benefits Required to be Fair Valued discussion below and is modeled using significant unobservable policyholder behavior inputs, identical to those used in calculating the underlying liability, such as lapses, fund selection, resets and withdrawal utilization and risk margins.
Separate Account Assets
Separate account assets are primarily invested in mutual funds. Other separate account assets include fixed maturities, limited partnerships, equity securities, short-term investments and derivatives that are valued in the same manner, and using the same pricing sources and inputs, as those investments held by the Company. Separate account assets classified as Level 3 primarily include limited partnerships in which fair value represents the separate account's share of the fair value of the equity in the investment ("net asset value") and are classified in level 3 based on the Company's ability to redeem its investments.
Living Benefits Required to be Fair Valued (in Other Policyholder Funds and Benefits Payable)
Living benefits required to be fair valued include U.S. GMWB, international GMWB and international other guaranteed living benefits.
Fair values for GMWB and guaranteed minimum accumulation benefit (“GMAB”) contracts are calculated using the income approach based upon internally developed models because active, observable markets do not exist for those items. The fair value of the Company’s guaranteed benefit liabilities, classified as embedded derivatives, and the related reinsurance and customized freestanding derivatives is calculated as an aggregation of the following components: Best Estimate Claim Payments; Credit Standing Adjustment; and Margins. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants, including reinsurance discussions and transactions. The Company believes the aggregation of these components, as necessary and as reconciled or calibrated to the market information available to the Company, results in an amount that the Company would be required to transfer or receive, for an asset, to or from market participants in an active liquid market, if one existed, for those market participants to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. The fair value is likely to materially diverge from the ultimate settlement of the liability as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus risk margins. In the absence of any transfer of the guaranteed benefit liability to a third party, the release of risk margins is likely to be reflected as realized gains in future periods’ net income. Each component described below is unobservable in the marketplace and require subjectivity by the Company in determining their value.
Oversight of the Company's valuation policies and processes for product and U.S. GMWB reinsurance derivatives is performed by a multidisciplinary group comprised of finance, actuarial and risk management professionals. This multidisciplinary group reviews and approves changes and enhancements to the Company's valuation model as well as associated controls.
Best Estimate
Claim Payments
The Best Estimate Claim Payments is calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization. For the customized derivatives, policyholder behavior is prescribed in the derivative contract. Because of the dynamic and complex nature of these cash flows, best estimate assumptions and a Monte Carlo stochastic process is used in valuation. The Monte Carlo stochastic process involves the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates and a blend of observable implied index volatility levels. Estimating these cash flows involves numerous estimates and subjective judgments regarding a number of variables —including expected market rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and assumptions about policyholder behavior which emerge over time.
At each valuation date, the Company assumes expected returns based on:

•	risk-free rates as represented by the euro dollar futures, LIBOR deposits and swap rates to derive forward curve rates;

•	market implied volatility assumptions for each underlying index based primarily on a blend of observed market “implied volatility” data;

•	correlations of historical returns across underlying well known market indices based on actual observed returns over the ten years preceding the valuation date; and

•	three years of history for fund indexes compared to separate account fund regression.
On a daily basis, the Company updates capital market assumptions used in the GMWB liability model such as interest rates, equity indices and the blend of implied equity index volatilities. The Company monitors various aspects of policyholder behavior and may modify certain of its assumptions, including living benefit lapses and withdrawal rates, if credible emerging data indicates that changes are warranted. In addition, the Company will continue to evaluate policyholder behavior assumptions as we begin to implement initiatives to reduce the size of the variable annuity business. At a minimum, all policyholder behavior assumptions are reviewed and updated, as appropriate, in conjunction with the completion of the Company’s comprehensive study to refine its estimate of future gross profits during the third quarter of each year.
Credit Standing Adjustment
This assumption makes an adjustment that market participants would make, in determining fair value, to reflect the risk that guaranteed benefit obligations or the GMWB reinsurance recoverables will not be fulfilled (“nonperformance risk”). The Company incorporates a blend of observable Company and reinsurer credit default spreads from capital markets, adjusted for market recoverability. The credit standing adjustment assumption, net of reinsurance, resulted in pre-tax realized gains (losses) of $(69), $55 and $(10), for the years ended December 31, 2012, 2011 and 2010, respectively. As of December 31, 2012 and 2011 the credit standing adjustment was $12 and $80, respectively.
Margins
The behavior risk margin adds a margin that market participants would require, in determining fair value, for the risk that the Company’s assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.
Assumption updates, including policyholder behavior assumptions, affected best estimates and margins for total pre-tax realized gains of $274, $52 and $159 for the years ended December 31, 2012, 2011 and 2010, respectively. As of December 31, 2012 and 2011 the behavior risk margin was $302 and $419, respectively.
In addition to the non-market-based updates described above, the Company recognized non-market-based updates driven by the relative outperformance (underperformance) of the underlying actively managed funds as compared to their respective indices resulting in pre-tax realized gains (losses) of approximately $106, $(72) and $104 for the years ended December 31, 2012, 2011 and 2010, respectively.
Significant unobservable inputs used in the fair value measurement of living benefits required to be fair valued and the U.S. GMWB reinsurance derivative are withdrawal utilization and withdrawal rates, lapse rates, reset elections and equity volatility. The following table provides quantitative information about the significant unobservable inputs and is applicable to all of the Living Benefits Required to be Fair Valued and the U.S. GMWB Reinsurance Derivative. Significant increases in any of the significant unobservable inputs, in isolation, will generally have an increase or decrease correlation with the fair value measurement, as shown in the table.

Significant Unobservable Input	Unobservable Inputs (Minimum)	Unobservable Inputs (Maximum)	Impact of Increase in Input on Fair Value Measurement [1]
Withdrawal Utilization[2]	20%	100%	Increase
Withdrawal Rates [2]	—%	8%	Increase
Lapse Rates [3]	—%	75%	Decrease
Reset Elections [4]	20%	75%	Increase
Equity Volatility [5]	10%	50%	Increase

[1]	Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.

[2]	Ranges represent assumed cumulative percentages of policyholders taking withdrawals and the annual amounts withdrawn.

[3]	Range represents assumed annual percentages of full surrender of the underlying variable annuity contracts across all policy durations for in force business.

[4]	Range represents assumed cumulative percentages of policyholders that would elect to reset their guaranteed benefit base.

[5]	Range represents implied market volatilities for equity indices based on multiple pricing sources.

Generally a change in withdrawal utilization assumptions would be accompanied by a directionally opposite change in lapse rate assumptions, as the behavior of policyholders that utilize GMWB or GMAB riders is typically different from policyholders that do not utilize these riders.
Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)
The tables below provide fair value roll-forwards for the years ended December 31, 2012 and 2011, for the financial instruments classified as Level 3.
For the year ended December 31, 2012

	Fixed Maturities, AFS
Assets	ABS	CDOs	CMBS	Corporate	Foreign govt./govt. agencies	Municipal	RMBS	Total Fixed Maturities, AFS	Fixed Maturities, FVO
Fair value as of January 1, 2012	$361	$368	$588	$2,255	$49	$437	$1,063	$5,121	$495
Total realized/unrealized gains (losses)
Included in net income [1], [2], [6]	(2)	(20)	(83)	3	—	(5)	(55)	(162)	109
Included in OCI [3]	49	163	152	(46)	2	41	315	676	—
Purchases	36	—	21	264	23	293	446	1,083	1
Settlements	(63)	(47)	(160)	(157)	(4)	—	(151)	(582)	(1)
Sales	(37)	(3)	(210)	(114)	(19)	(96)	(207)	(686)	(391)
Transfers into Level 3 [4]	13	483	666	775	5	25	1	1,968	1
Transfers out of Level 3 [4]	(79)	—	(115)	(979)	—	(468)	(39)	(1,680)	—
Fair value as of December 31, 2012	$278	$944	$859	$2,001	$56	$227	$1,373	$5,738	$214
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2012 [2] [7]	$(5)	$(12)	$(46)	$(7)	$—	$(5)	$(12)	$(87)	$(4)

		Freestanding Derivatives [5]
Assets (Liabilities)	Equity Securities, AFS	Credit	Equity	Interest Rate	U.S. GMWB Hedging	U.S. Macro Hedge Program	Intl. Program Hedging	Other Contracts	Total Free- Standing Derivatives [5]
Fair value as of January 1, 2012	$93	$(561)	$40	$(58)	$883	$357	$35	$28	$724
Total realized/unrealized gains (losses)
Included in net income [1], [2], [6]	8	195	(40)	(9)	(429)	(323)	(21)	(5)	(632)
Included in OCI [3]	(5)	—	—	2	—	—	—	—	2
Purchases	21	—	76	1	55	252	(58)	—	326
Settlements	—	371	(19)	—	(13)	—	104	—	443
Sales	(33)	—	—	—	—	—	—	—	—
Transfers out of Level 3 [4]	—	(1)	—	32	23	—	8	—	62
Fair value as of December 31, 2012	$84	$4	$57	$(32)	$519	$286	$68	$23	$925
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2012 [2] [7]	$5	$146	$(15)	$(12)	$(425)	$(322)	$(5)	$(4)	$(637)

Assets	Limited Partnerships and Other Alternative Investments	Reinsurance Recoverable for U.S. GMWB	Separate Accounts
Fair value as of January 1, 2012	$—	$443	$1,031
Total realized/unrealized gains (losses)
Included in net income [1], [2], [6]	(1)	(280)	37
Purchases	55	—	252
Settlements	—	28	(1)
Sales	—	—	(476)
Transfers into Level 3 [4]	260	—	443
Transfers out of Level 3 [4]	—	—	(703)
Fair value as of December 31, 2012	$314	$191	$583
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2012 [2] [7]	$(1)	$(280)	$28

	Other Policyholder Funds and Benefits Payable
Liabilities	U.S. Guaranteed Withdrawal Benefits	International Guaranteed Living Benefits	International Other Living Benefits	Equity Linked Notes	Total Other Policyholder Funds and Benefits Payable	Other Liabilities	Consumer Notes
Fair value as of January 1, 2012	$(2,538)	$(66)	$(5)	$(9)	$(2,618)	$(9)	$(4)
Total realized/unrealized gains (losses)
Included in net income [1], [2], [6]	1,430	26	11	2	1,469	(34)	2
Settlements [8]	(141)	(10)	(4)	—	(155)	43	—
Fair value as of December 31, 2012	$(1,249)	$(50)	$2	$(7)	$(1,304)	$—	$(2)
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2012 [2] [7]	$1,430	$26	$11	$2	$1,469	$—	$2

For the year ended December 31, 2011

	Fixed Maturities, AFS
Assets	ABS	CDOs	CMBS	Corporate	Foreign govt./govt. agencies	Municipal	RMBS	Total Fixed Maturities, AFS	Fixed Maturities, FVO
Fair value as of January 1, 2011	$477	$2,581	$689	$2,129	$56	$272	$1,285	$7,489	$522
Total realized/unrealized gains (losses)
Included in net income [1], [2], [6]	(27)	(41)	11	(40)	—	—	(21)	(118)	22
Included in OCI [3]	22	126	52	(31)	1	48	3	221	—
Purchases	58	—	29	108	3	131	25	354	—
Settlements	(37)	(151)	(86)	(121)	(4)	—	(135)	(534)	(3)
Sales	(10)	(66)	(317)	(162)	(7)	(2)	(16)	(580)	(42)
Transfers into Level 3 [4]	82	30	268	774	39	4	82	1,279	—
Transfers out of Level 3 [4]	(204)	(2,111)	(58)	(402)	(39)	(16)	(160)	(2,990)	(4)
Fair value as of December 31, 2011	$361	$368	$588	$2,255	$49	$437	$1,063	$5,121	$495
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2011 [2] [7]	$(16)	$(41)	$(17)	$(17)	$—	$—	$(15)	$(106)	$19

		Freestanding Derivatives [5]
Assets (Liabilities)	Equity Securities, AFS	Credit	Equity	Interest Rate	U.S. GMWB Hedging	U.S. Macro Hedge Program	Intl. Program Hedging	Other Contracts	Total Free- Standing Derivatives [5]
Fair value as of January 1, 2011	$154	$(390)	$4	$(53)	$600	$203	$5	$32	$401
Total realized/unrealized gains (losses)
Included in net income [1], [2], [6]	(12)	(170)	(9)	(21)	279	(128)	(3)	(4)	(56)
Included in OCI [3]	(4)	—	—	—	—	—	—	—	—
Purchases	39	1	45	64	23	347	33	—	513
Settlements	—	(2)	—	(48)	(19)	(65)	—	—	(134)
Sales	(10)	—	—	—	—	—	—	—	—
Transfers into Level 3 [4]	7	—	—	—	—	—	—	—	—
Transfers out of Level 3 [4]	(81)	—	—	—	—	—	—	—	—
Fair value as of December 31, 2011	$93	$(561)	$40	$(58)	$883	$357	$35	$28	$724
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2011 [2] [7]	$(10)	$(163)	$(8)	$(19)	$278	$(107)	$(5)	$(4)	$(28)

Assets	Reinsurance Recoverable for U.S. GMWB	Separate Accounts
Fair value as of January 1, 2011	$280	$1,247
Total realized/unrealized gains (losses)
Included in net income [1], [2], [6]	131	25
Included in OCI [3]	—	—
Purchases	—	292
Settlements	32	—
Sales	—	(171)
Transfers into Level 3 [4]	—	14
Transfers out of Level 3 [4]	—	(376)
Fair value as of December 31, 2011	$443	$1,031
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2011 [2] [7]	$131	$(1)

	Other Policyholder Funds and Benefits Payable
Liabilities	U.S. Guaranteed Withdrawal Benefits	International Guaranteed Living Benefits	International Other Living Benefits	Equity Linked Notes	Total Other Policyholder Funds and Benefits Payable	Other Liabilities	Consumer Notes
Fair value as of January 1, 2011	$(1,611)	$(36)	$3	$(9)	$(1,653)	$(37)	$(5)
Total realized/unrealized gains (losses)
Included in net income [1], [2], [6]	(780)	(21)	(4)	—	(805)	28	1
Included in OCI [3]	—	—	—	—	—	—	—
Settlements	(147)	(9)	(4)	—	(160)	—	—
Fair value as of December 31, 2011	$(2,538)	$(66)	$(5)	$(9)	$(2,618)	$(9)	$(4)
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2011 [2] [7]	$(780)	$(21)	$(4)	$—	$(805)	$28	$1

[1]
The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

[2]
All amounts in these rows are reported in net realized capital gains/losses. The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization DAC.

[3]	All amounts are before income taxes and amortization of DAC.

[4]	Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs.

[5]	Derivative instruments are reported in this table on a net basis for asset/(liability) positions and reported in the Consolidated Balance Sheet in other investments and other liabilities.

[6]	Includes both market and non-market impacts in deriving realized and unrealized gains (losses).

[7]	Amounts presented are for Level 3 only and therefore may not agree to other disclosures included herein.

[8]
Settlements of other liabilities reflect the removal of liabilities carried at fair value upon the deconsolidation of a variable interest entity. See note 6, Investments and Derivative Instruments for additional information.

Fair Value Option
The Company holds fair value option investments that contain an embedded credit derivative with underlying credit risk primarily related to commercial real estate. Also included are foreign government securities that align with the accounting for yen-based fixed annuity liabilities, which are adjusted for changes in spot rates through realized gains and losses. Similar to other fixed maturities, income earned from these securities is recorded in net investment income. Changes in the fair value of these securities are recorded in net realized capital gains and losses.
In 2012, the Company disposed of substantially all of its interest in a consolidated VIE, resulting in its deconsolidation. See Note 6, Investments and Derivative Instruments, for additional information related to the deconsolidation of this VIE. The Company previously elected the fair value option for this consolidated VIE in order to apply a consistent accounting model for the VIE’s assets and liabilities. The VIE is an investment vehicle that holds high quality investments, derivative instruments that reference third-party corporate credit and issues notes to investors that reflect the credit characteristics of the high quality investments and derivative instruments. The risks and rewards associated with the assets of the VIE inure to the investors. The investors have no recourse against the Company. As a result, there was no adjustment to the market value of the notes for the Company’s own credit risk.
The Company elected the fair value option for consolidated VIE investment funds that were established in 2012. The Company elected the fair value option in order to report investments of consolidated investment companies at fair value with changes in the fair value of these securities recognized in net realized capital gains and losses, consistent with Investment Company accounting. The investment funds hold fixed income securities and the Company has management and control of the funds as well as a significant ownership interest.
The following table presents the changes in fair value of those assets and liabilities accounted for using the fair value option reported in net realized capital gains and losses in the Company’s Consolidated Statements of Operations.

	For the years ended December 31,
	2012	2011
Assets
Fixed maturities, FVO
Corporate	13	10
CRE CDOs	63	(33)
CMBS bonds	(2)	—
Foreign government	(86)	45
RMBS	5	—
Other liabilities
Credit-linked notes	(34)	28
Total realized capital gains (losses)	$(41)	$50

The following table presents the fair value of assets and liabilities accounted for using the fair value option included in the Company’s Consolidated Balance Sheets.

	As of December 31,
	2012	2011
Assets
Fixed maturities, FVO
ABS	$—	$65
CRE CDOs	205	225
CMBS	5	—
Corporate	140	272
Foreign government	730	766
U.S. government	2	—
Municipals	1	—
RMBS	4	—
Total fixed maturities, FVO	$1,087	$1,328
Other liabilities
Credit-linked notes [1]	$—	$9
[1] As of December 31, 2011, the outstanding principal balance of the notes was $243.
Financial Instruments Not Carried at Fair Value
The following table presents carrying amounts and fair values of The Hartford’s financial instruments not carried at fair value and not included in the above fair value discussion as of December 31, 2012 and 2011.

		December 31, 2012		December 31, 2011
	Fair Value Hierarchy Level	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets
Policy loans	Level 3	$1,997	$2,165	$2,001	$2,153
Mortgage loans	Level 3	6,711	6,933	5,728	5,977
Liabilities
Other policyholder funds and benefits payable [1]	Level 3	$9,558	$9,910	$10,343	$11,238
Senior notes [2]	Level 2	5,706	7,071	4,481	4,623
Junior subordinated debentures [2]	Level 2	1,100	1,265	500	498
Private placement junior subordinated debentures [2]	Level 3	—	—	1,235	1,932
Consumer notes [3]	Level 3	159	159	310	305

[1]	Excludes guarantees on variable annuities, group accident and health and universal life insurance contracts, including corporate owned life insurance.

[2]	Included in long-term debt in the Consolidated Balance Sheets, except for current maturities, which are included in short-term debt.

[3]	Excludes amounts carried at fair value and included in preceding disclosures.

The Company has not made any changes in its valuation methodologies for the following assets and liabilities during the years ended December 31, 2012 or December 31, 2011.

•	Fair value for policy loans and consumer notes were estimated using discounted cash flow calculations using current interest rates adjusted for estimated loan durations.

•
Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

•
Fair values for other policyholder funds and benefits payable, not carried at fair value, are estimated based on the cash surrender values of the underlying policies or by estimating future cash flows discounted at current interest rates adjusted for credit risk.

•
Fair values for senior notes and junior subordinated debentures are determined using the market approach based on reported trades, benchmark interest rates and issuer spread for the Company which may consider credit default swaps.

•	Fair values for private placement junior subordinated debentures are based primarily on market quotations from independent third party brokers.